Net Loss per Share Attributable to Common Stockholders/Earnings (Loss) per Share (Tables)	6 Months Ended
Jan. 31, 2023
Earnings (Loss) per Share [Line Items]
Summary of Basic and Diluted Calculations
The following table sets forth computation of basic loss per share attributable to common stockholders (in thousands, except share and per share data):

	Successor	Predecessor
	August 3, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Numerator:
Net loss	$(720,647)	$(21,405)	$(38,439)

Net loss per share attributable to common stockholders	$(720,647)	$(21,405)	$(38,439)

Denominator:
Weighted-average common stock outstanding	116,862,277	43,041,209	42,073,351

Net loss per share attributable to common stockholders - basic and diluted	$(6.17)	$(0.50)	$(0.91)

Summary of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss per Common Share
The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effects would have been anti-dilutive for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022.

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Preferred stock (on an as-converted basis)
Series Seed redeemable convertible preferred stock	—	18,396,744	18,396,744
Series A redeemable convertible preferred stock	—	31,994,570	31,994,570
Series B redeemable convertible preferred stock	—	53,829,898	53,829,898
Series C redeemable convertible preferred stock	—	42,249,398	42,249,398
Series C-1 redeemable convertible preferred stock	—	22,790,767	22,752,230
Series D redeemable convertible preferred stock	—	27,743,094	27,743,094
Series D-1 redeemable convertible preferred stock	—	11,756,606	11,756,606
Series D-2 redeemable convertible preferred stock	—	1,987,736	1,987,736
Series E redeemable convertible preferred stock	—	30,490,064	29,473,913

Total common stock reserved	—	241,238,877	240,184,189
Common stock
Restricted common stock	—	—	158,773
Sponsor earn-out shares	1,293,750	—	—

Total common stock	1,293,750	—	158,773

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Warrants
Common stock warrants	16,220,756	1,924,790	1,924,790
Series A redeemable convertible preferred stock warrants	—	249,806	249,806
Series B redeemable convertible preferred stock warrants	—	292,682	292,682
Series C-1 redeemable convertible preferred stock warrants	—	1,247,369	1,296,700
Series E redeemable convertible preferred stock warrants	—	2,079,870	1,552,273

Total warrants	16,220,756	5,794,517	5,316,251
Options to purchase common stock
Issued and outstanding	7,926,307	22,178,814	20,695,388
Restricted stock units
Issued and outstanding	747,405	—	—